Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

MUNICIPAL BONDS - 97.8%	Par	Value
Alabama - 2.0%
Alabama Housing Finance Authority, 3.50%, 08/01/2025 (Callable 08/01/2024) (a)	$4,855,000	$4,837,182
Black Belt Energy Gas District, 5.00%, 05/01/2053 (a)	4,000,000	4,169,544
City of Oxford AL, 4.05%, 09/01/2041 (Callable 04/01/2024) (a)	5,300,000	5,300,000
Morgan County Board of Education/AL, 5.00%, 03/01/2038 (Callable 03/01/2032)	1,000,000	1,100,387
Southeast Alabama Gas Supply District/The, 5.00%, 08/01/2054 (Callable 01/01/2032) (a)	4,500,000	4,811,232
		20,218,345
Alaska - 0.3%
Alaska Housing Finance Corp.
4.00%, 06/01/2036 (Callable 06/01/2025)	710,000	700,979
4.00%, 06/01/2036 (Callable 06/01/2025)	290,000	292,126
3.25%, 12/01/2044 (Callable 06/01/2029)	145,000	140,766
4.00%, 12/01/2048 (Callable 06/01/2027)	540,000	535,524
City of Valdez AK, 5.00%, 06/30/2029 (Callable 04/22/2024)	1,225,000	1,242,315
		2,911,710
Arizona - 0.5%
Arizona Industrial Development Authority, 1.76%, 09/01/2030 (a)(b)	2,923,742	2,720,886
City of Tempe AZ
5.00%, 07/01/2033 (Callable 07/01/2028)	40,000	43,570
5.00%, 07/01/2034 (Callable 07/01/2028)	325,000	354,003
5.00%, 07/01/2034 (Callable 07/01/2027)	165,000	176,096
5.00%, 07/01/2035 (Callable 07/01/2027)	185,000	197,441
5.00%, 07/01/2037 (Callable 07/01/2028)	215,000	234,186
5.00%, 07/01/2038 (Callable 07/01/2028)	350,000	381,234
Maricopa County Industrial Development Authority, 4.00%, 01/01/2045 (Callable 07/01/2030)	2,000,000	1,936,834
		6,044,250
Arkansas - 0.4%
City of Little Rock AR, 5.00%, 10/01/2034 (Callable 04/01/2025)	2,500,000	2,540,313
City of Pine Bluff AR, 3.00%, 02/01/2047 (Callable 08/01/2027)	1,055,000	1,014,327
University of Arkansas
5.00%, 10/01/2031 (Callable 10/01/2026)	250,000	259,737
5.00%, 11/01/2035 (Callable 11/01/2024)	665,000	669,873
4.00%, 04/01/2037 (Callable 04/01/2029)	160,000	162,350
4.00%, 04/01/2039 (Callable 04/01/2029)	245,000	246,622
		4,893,222
California - 5.7%
Anaheim Public Financing Authority, 0.00%, 09/01/2036 (c)	11,240,000	7,574,667
Brea Redevelopment Agency
5.00%, 08/01/2033 (Callable 08/01/2027) (d)	1,500,000	1,607,975
5.00%, 08/01/2034 (Callable 08/01/2027) (d)	1,750,000	1,874,419
Buellton Union School District, 0.00%, 02/01/2034 (c)	2,000,000	1,400,266
California Housing Finance Agency, 3.75%, 03/25/2035	4,838,958	4,717,277
California Municipal Finance Authority, 5.00%, 11/15/2031	1,500,000	1,734,369
California State University, 3.13%, 11/01/2051 (Callable 05/01/2026) (a)	2,250,000	2,243,712
Carlsbad Unified School District, 0.00%, 08/01/2035 (d)	305,000	343,771
Central Basin Municipal Water District, 5.00%, 08/01/2044 (Callable 08/01/2028)	70,000	76,682
City of Richmond CA, 0.00%, 08/01/2028 (c)	180,000	158,755
El Monte City School District, 0.00%, 08/01/2029 (c)	1,640,000	1,361,730
Federal Home Loan Mortgage Corp., 3.96%, 12/25/2036 (a)	2,488,583	2,413,328
Fontana Unified School District, 0.00%, 02/01/2033 (c)	490,000	375,312
Foothill-Eastern Transportation Corridor Agency
0.00%, 01/01/2026 (c)	4,695,000	4,435,653
0.00%, 01/01/2028 (c)	3,260,000	2,918,264
0.00%, 01/01/2030 (c)	95,000	80,794
Freddie Mac Multifamily Variable Rate Certificate, 2.88%, 07/25/2036	7,272,094	6,468,485
Gateway Unified School District, 0.00%, 03/01/2037 (c)	100,000	64,797
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2026 (c)	240,000	223,669
0.00%, 06/01/2028 (c)	630,000	555,749
5.00%, 06/01/2028 (Callable 06/01/2027)	425,000	454,079
3.25%, 06/01/2034 (Callable 06/01/2025)	160,000	160,215
Imperial Community College District, 7.00%, 08/01/2040 (Callable 08/01/2030) (d)	180,000	227,126
Kingsburg Joint Union High School District, 5.00%, 08/01/2044 (Callable 08/01/2026)	150,000	156,622
Long Beach Community College District
0.00%, 06/01/2032 (c)	1,540,000	1,208,666
0.00%, 06/01/2033 (c)	1,560,000	1,182,652
Merced Union High School District, 0.00%, 08/01/2048 (Callable 02/01/2025) (c)	850,000	234,492
Moreno Valley Unified School District, 0.00%, 07/01/2029 (c)	75,000	64,577
Morongo Unified School District, 0.00%, 08/01/2041 (Callable 08/01/2030) (d)	280,000	285,497
Pacheco Union Elementary School District
0.00%, 02/01/2028 (c)	40,000	35,598
0.00%, 02/01/2028 (c)	25,000	22,249
0.00%, 02/01/2037 (c)	300,000	198,014
Pajaro Valley Unified School District, 0.00%, 08/01/2027 (c)	25,000	22,657
Palmdale Elementary School District, 0.00%, 08/01/2031 (c)	30,000	24,145
Paramount Unified School District, 6.38%, 08/01/2045 (Callable 02/01/2033) (d)	325,000	395,406
Rio Hondo Community College District, 0.00%, 08/01/2042 (Callable 08/01/2034) (d)	7,160,000	9,177,328
Riverside County Redevelopment Successor Agency, 8.25%, 10/01/2031 (Callable 10/01/2026) (d)	650,000	730,671
Roseville Joint Union High School District, 0.00%, 08/01/2034 (Callable 08/01/2026) (c)	85,000	59,369
San Diego Unified School District
0.00%, 07/01/2030 (c)	100,000	83,426
4.00%, 07/01/2034 (Callable 07/01/2027)	1,000,000	1,027,294
0.00%, 07/01/2039 (Callable 07/01/2025) (c)	75,000	39,262
San Joaquin Hills Transportation Corridor Agency
0.00%, 01/01/2027 (c)	1,380,000	1,267,708
0.00%, 01/01/2028 (c)	1,110,000	999,163
San Mateo Union High School District, 0.00%, 09/01/2041 (Callable 09/01/2036) (d)	1,080,000	1,127,411
Solano County Community College District, 5.00%, 08/01/2024 (d)	180,000	180,871
St. Helena Unified School District, 0.00%, 08/01/2037 (Callable 05/02/2024) (c)	25,000	13,209
State of California, 5.00%, 04/01/2042 (Callable 10/01/2027)	2,250,000	2,375,053
Sutter Union High School District
0.00%, 08/01/2036 (Callable 08/01/2025) (c)	75,000	33,108
0.00%, 08/01/2037 (Callable 08/01/2025) (c)	50,000	20,551
0.00%, 08/01/2041 (Callable 08/01/2025) (c)	50,000	15,391
0.00%, 08/01/2043 (Callable 08/01/2025) (c)	200,000	53,063
0.00%, 06/01/2050 (Callable 08/01/2025) (c)	700,000	110,129
Woodlake Union High School District, 0.00%, 08/01/2033 (c)	1,000,000	663,692
		63,278,368
Colorado - 2.0%
Boulder Valley School District No. Re-2, 5.00%, 12/01/2038 (Callable 06/01/2025)	1,225,000	1,242,294
Brush School District No. RE-2J
5.00%, 12/01/2031 (Callable 12/01/2027)	380,000	404,713
5.00%, 12/01/2032 (Callable 12/01/2027)	395,000	419,843
City & County of Denver CO, 5.00%, 06/01/2038 (Callable 06/01/2026)	310,000	317,834
City of Boulder CO, 3.00%, 12/01/2030 (Callable 12/01/2025)	925,000	892,916
City of Fort Lupton CO, 4.00%, 12/01/2042 (Callable 12/01/2027)	850,000	851,035
Colorado Health Facilities Authority
5.00%, 06/01/2047 (Callable 06/01/2027)	5,800,000	6,142,577
4.19% (SIFMA Municipal Swap Index + 0.55%), 05/15/2061 (Callable 02/17/2026)	10,000,000	9,930,034
Mesa County Valley School District No. 51, 5.50%, 12/01/2037 (Callable 12/01/2027)	1,000,000	1,071,467
University of Colorado, 5.00%, 06/01/2044 (Callable 06/01/2029)	285,000	302,907
Wiggins School District No. RE-50J, 4.00%, 12/01/2039 (Callable 12/01/2031)	500,000	511,865
		22,087,485
Connecticut - 1.7%
City of Norwalk CT, 5.00%, 08/15/2036 (Callable 08/15/2030)	2,555,000	2,890,512
Connecticut Housing Finance Authority
2.88%, 11/15/2030 (Callable 05/15/2025)	1,325,000	1,244,497
4.00%, 11/15/2045 (Callable 05/15/2028)	3,420,000	3,391,638
4.00%, 11/15/2047 (Callable 11/15/2026)	500,000	496,254
4.00%, 05/15/2049 (Callable 11/15/2028)	1,475,000	1,462,955
Connecticut State Health & Educational Facilities Authority
5.25%, 03/01/2032	100,000	112,208
3.20%, 07/01/2037 (a)	2,085,000	2,081,002
2.80%, 07/01/2057 (a)	6,000,000	5,895,946
State of Connecticut, 5.00%, 11/15/2036 (Callable 11/15/2032)	180,000	207,993
University of Connecticut, 5.00%, 01/15/2031 (Callable 01/15/2027)	1,250,000	1,318,103
		19,101,108
Florida - 2.6%
Broward County Housing Finance Authority, 3.50%, 04/01/2041 (Callable 10/01/2025) (a)	1,000,000	991,900
City of Fort Lauderdale FL Water & Sewer Revenue, 5.50%, 09/01/2048 (Callable 09/01/2033)	3,500,000	3,997,918
City of Fort Myers FL, 4.00%, 12/01/2037 (Callable 12/01/2025)	480,000	480,802
City of Melbourne FL, 0.00%, 10/01/2026 (c)	40,000	36,933
City of Ocoee FL, 4.00%, 10/01/2040 (Callable 10/01/2030)	300,000	304,349
City of Orlando FL Tourist Development Tax Revenue, 5.00%, 11/01/2034 (Callable 11/01/2027)	1,000,000	1,047,703
City of Tallahassee FL, 5.00%, 10/01/2035 (Callable 10/01/2024)	825,000	830,253
County of Miami-Dade FL
0.00%, 10/01/2026 (c)	50,000	46,166
0.00%, 10/01/2027 (c)	330,000	296,269
5.25%, 10/01/2030	4,625,000	5,191,395
Florida Housing Finance Corp.
5.00%, 12/01/2026 (a)	2,500,000	2,539,711
1.94%, 08/01/2036	5,000,000	3,936,091
4.20%, 01/01/2045 (Callable 01/01/2028)	2,195,000	2,156,133
3.50%, 07/01/2051 (Callable 07/01/2029)	755,000	740,898
Leon County - City of Tallahassee Blueprint Intergovernmental Agency, 4.00%, 10/01/2038 (Callable 10/01/2031)	4,805,000	4,951,552
Osceola County Expressway Authority
0.00%, 10/01/2028 (d)	170,000	189,310
0.00%, 10/01/2031 (d)	60,000	72,702
Seminole County School Board, 5.00%, 07/01/2035 (Callable 07/01/2026)	145,000	148,866
		27,958,951
Georgia - 3.2%
City of Decatur GA, 3.00%, 08/01/2038 (Callable 08/01/2025)	500,000	459,449
Forsyth County Hospital Authority, 6.38%, 10/01/2028	5,295,000	5,731,553
Georgia Housing & Finance Authority, 3.50%, 12/01/2046 (Callable 12/01/2025)	200,000	197,993
Houston Healthcare System, Inc., 5.00%, 10/01/2031 (Callable 04/01/2024) (d)	15,900,000	15,900,000
Main Street Natural Gas, Inc.
4.00%, 08/01/2049 (Callable 09/01/2024) (a)	1,000,000	1,001,291
4.00%, 07/01/2052 (Callable 06/01/2027) (a)	1,615,000	1,627,807
5.00%, 07/01/2053 (Callable 12/01/2029) (a)	8,000,000	8,470,803
		33,388,896
Idaho - 0.3%
Idaho Housing & Finance Association, 6.00%, 07/01/2054 (Callable 01/01/2033)	2,760,000	3,052,583
Illinois - 6.2%
Buffalo Grove Park District, 3.00%, 12/30/2024	840,000	831,594
Cary Park District, 4.00%, 12/15/2032 (Callable 12/15/2026)	125,000	126,302
City of Chicago IL
0.00%, 01/01/2027 (c)	75,000	68,156
5.00%, 01/01/2034 (Callable 01/01/2025)	2,170,000	2,193,257
City of Chicago IL Waterworks Revenue, 5.00%, 11/01/2036 (Callable 05/01/2032)	70,000	79,057
City of Springfield IL, 5.00%, 12/01/2031 (Callable 12/01/2025)	500,000	510,675
City of Woodstock IL, 4.00%, 01/01/2037 (Callable 01/01/2031)	675,000	695,669
Community Unit School District No. 427, 0.00%, 01/01/2026 (c)	2,785,000	2,619,883
Cook County School District No. 130, 5.00%, 12/01/2026 (Callable 12/01/2025)	1,150,000	1,179,046
Cook County School District No. 159
0.00%, 12/01/2025 (c)	475,000	448,205
0.00%, 12/01/2025 (c)	230,000	217,381
0.00%, 12/01/2026 (c)	285,000	260,936
0.00%, 12/01/2028 (c)	525,000	453,891
County of Cook IL, 5.00%, 11/15/2033 (Callable 11/15/2027)	3,000,000	3,172,952
Deerfield Park District, 4.00%, 12/01/2029	240,000	248,556
DuPage County Community High School District No. 100, 5.00%, 07/15/2037 (Callable 07/15/2032)	575,000	642,825
Hoffman Estates Park District, 5.00%, 12/01/2040 (Callable 12/01/2030)	1,415,000	1,521,456
Illinois Development Finance Authority
0.00%, 07/15/2025 (c)	34,615,000	33,092,645
2.45%, 11/15/2039 (a)	2,230,000	2,180,236
Illinois Finance Authority
5.00%, 07/01/2031 (Callable 01/01/2026)	1,200,000	1,230,631
5.25%, 08/15/2031 (Callable 08/15/2026)	1,830,000	1,909,684
5.00%, 08/01/2033 (Callable 08/01/2024)	700,000	702,553
5.00%, 02/15/2036 (Callable 02/15/2027)	215,000	222,037
4.00%, 12/01/2036 (Callable 12/01/2028)	1,000,000	1,026,347
4.00%, 02/15/2041 (Callable 02/15/2027)	495,000	505,382
4.00%, 05/01/2044 (Callable 05/01/2025)	135,000	135,748
Illinois Housing Development Authority
2.55%, 04/01/2025	590,000	577,629
4.00%, 06/01/2026 (Callable 06/01/2025) (a)	1,300,000	1,298,343
3.10%, 02/01/2035 (Callable 02/01/2026)	875,000	828,771
3.50%, 08/01/2046 (Callable 02/01/2026)	440,000	433,415
4.00%, 08/01/2048 (Callable 08/01/2027)	345,000	342,143
Illinois Municipal Electric Agency, 4.00%, 02/01/2034 (Callable 08/01/2025)	160,000	160,033
Jefferson County School District No. 80, 4.00%, 06/01/2028 (Callable 06/01/2026)	120,000	120,472
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.00%, 01/01/2032 (Callable 01/01/2027)	2,085,000	2,196,656
Kankakee & Will Counties Community Unit School District No 5/IL, 4.00%, 05/01/2025 (Callable 05/02/2024)	700,000	698,291
Knox & Warren Counties Community Unit School District No. 205
4.00%, 12/01/2034 (Callable 12/01/2027)	425,000	434,169
4.00%, 12/01/2039 (Callable 12/01/2027)	1,305,000	1,309,990
Mason Logan & Tazewell Counties Community Unit School Dist No 189 Illini Central, 5.00%, 12/01/2040 (Callable 12/01/2028)	600,000	624,610
Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/01/2034 (Callable 12/01/2026)	295,000	306,543
State of Illinois Sales Tax Revenue, 4.00%, 06/15/2038 (Callable 06/15/2028)	1,850,000	1,833,386
Village of Downers Grove IL, 4.00%, 01/01/2038 (Callable 01/01/2026)	375,000	371,402
Village of Manhattan IL, 4.00%, 01/01/2030 (Callable 01/01/2027)	250,000	252,688
Village of Schaumburg IL, 4.00%, 12/01/2028	470,000	492,601
Waukegan Park District, 3.13%, 12/15/2028 (Callable 05/02/2024)	390,000	373,655
Will County Community High School District No. 210, 0.00%, 01/01/2025 (c)	350,000	340,351
Will County Community Unit School District No. 201-U, 0.00%, 11/01/2024 (c)	1,410,000	1,378,522
Will County Elementary School District No. 122, 0.00%, 10/01/2027 (c)	470,000	421,959
		71,070,733
Indiana - 0.9%
City of Evansville IN, 5.00%, 02/01/2029 (Callable 02/01/2026)	735,000	750,776
City of Indianapolis IN, 3.00%, 05/01/2027 (a)	325,000	323,428
Fishers Town Hall Building Corp., 5.50%, 07/15/2040 (Callable 07/15/2032)	1,000,000	1,141,957
Hammond Multi-School Building Corp., 5.00%, 07/15/2033 (Callable 01/15/2028)	820,000	866,736
Indiana Housing & Community Development Authority, 5.75%, 07/01/2053 (Callable 07/01/2032)	845,000	894,356
Indianapolis Local Public Improvement Bond Bank, 5.00%, 01/01/2033 (Callable 01/01/2025)	1,780,000	1,800,394
Lake Ridge Multi-School Building Corp., 5.50%, 01/15/2042 (Callable 07/15/2032)	2,000,000	2,254,973
Northern Wells Multi-School Building Corp., 4.00%, 07/15/2035 (Callable 07/15/2027)	160,000	163,619
Northwestern School Building Corp., 6.00%, 07/15/2040 (Callable 07/15/2031)	700,000	800,263
Perry Central Multi-School Building Corp., 5.00%, 07/15/2038 (Callable 07/15/2033)	375,000	419,684
		9,416,186
Iowa - 0.7%
Clinton Community School District, 4.38%, 07/01/2036 (Callable 07/01/2028)	2,100,000	2,176,313
Iowa Finance Authority
5.00%, 08/01/2033 (Callable 08/01/2026)	175,000	181,671
5.00%, 08/01/2035 (Callable 08/01/2025)	950,000	971,981
4.00%, 07/01/2047 (Callable 07/01/2028)	870,000	863,048
4.00%, 07/01/2047 (Callable 07/01/2027)	285,000	282,657
5.50%, 07/01/2053 (Callable 01/01/2033)	2,960,000	3,118,438
		7,594,108
Kansas - 0.1%
City of Goddard KS, 5.00%, 12/01/2025 (Callable 06/01/2025)	530,000	538,537
Crawford County Unified School District No. 250, 5.00%, 09/01/2035 (Callable 09/01/2027)	60,000	64,173
		602,710
Kentucky - 0.5%
City of Versailles KY, 3.00%, 08/15/2026 (Callable 08/15/2024)	2,000,000	1,948,713
Kentucky Bond Development Corp., 3.00%, 05/01/2034 (Callable 05/01/2026)	695,000	659,465
Kentucky Housing Corp., 5.00%, 09/01/2043 (Callable 03/01/2026) (a)	1,615,000	1,652,677
		4,260,855
Louisiana - 5.1%
Louisiana Public Facilities Authority
5.50%, 05/15/2027 (Callable 05/15/2026)	26,700,000	27,440,876
5.50%, 05/15/2032 (Callable 05/15/2026)	22,190,000	23,241,297
4.00%, 04/01/2050 (Callable 04/01/2030)	260,000	277,381
Webster Parish School District No. 6, 4.00%, 03/01/2031 (Callable 03/01/2029)	840,000	867,687
		51,827,241
Maryland - 0.9%
City of Baltimore MD
5.00%, 07/01/2024	410,000	411,177
5.00%, 07/01/2028	195,000	201,525
Maryland Community Development Administration
3.25%, 08/01/2024	7,000,000	6,936,105
3.85%, 03/01/2025	2,445,000	2,422,896
Maryland Health & Higher Educational Facilities Authority, 5.00%, 07/01/2027	1,150,000	1,183,321
		11,155,024
Massachusetts - 0.7%
Massachusetts Bay Transportation Authority Sales Tax Revenue, 0.00%, 07/01/2030 (Callable 07/01/2026) (c)	1,400,000	1,116,037
Massachusetts Housing Finance Agency
4.00%, 12/01/2044 (Callable 06/01/2025)	170,000	169,313
4.00%, 12/01/2048 (Callable 06/01/2027)	600,000	595,083
4.00%, 06/01/2049 (Callable 12/01/2028)	335,000	332,245
3.00%, 12/01/2050 (Callable 12/01/2029)	110,000	106,532
Massachusetts State College Building Authority
0.00%, 05/01/2027 (c)	560,000	506,184
0.00%, 05/01/2028 (c)	5,790,000	5,088,321
		7,913,715
Michigan - 3.0%
Algonac Community Schools, 4.00%, 05/01/2029 (Callable 05/01/2027)	370,000	379,837
City of Ferndale MI, 3.00%, 04/01/2032 (Callable 04/01/2029)	450,000	434,169
Ecorse Public School District, 5.00%, 05/01/2027	515,000	544,423
Fraser Public School District, 5.00%, 05/01/2024	1,000,000	1,000,908
Lakeview Public School District, 3.00%, 11/01/2034 (Callable 05/01/2032)	645,000	620,604
Michigan Finance Authority
5.00%, 10/01/2039 (Callable 10/01/2024)	1,500,000	1,503,962
6.75%, 07/01/2044 (Callable 07/01/2024) (b)	6,700,000	6,747,175
Michigan State Housing Development Authority
2.70%, 12/01/2034 (Callable 12/01/2028)	4,700,000	4,182,162
3.25%, 10/01/2037 (Callable 10/01/2025)	755,000	681,332
4.25%, 12/01/2049 (Callable 06/01/2028)	2,220,000	2,212,544
5.00%, 06/01/2053 (Callable 12/01/2031)	900,000	925,323
5.50%, 06/01/2053 (Callable 12/01/2031)	1,925,000	2,016,073
5.75%, 06/01/2054 (Callable 12/01/2032)	2,000,000	2,134,804
Warren Consolidated Schools
5.00%, 05/01/2033 (Callable 05/01/2026)	4,660,000	4,802,283
5.00%, 05/01/2033 (Callable 05/01/2026)	2,595,000	2,674,233
5.00%, 05/01/2035 (Callable 05/01/2026)	950,000	976,503
		31,836,335
Minnesota - 1.0%
City of Coon Rapids MN, 5.60%, 12/01/2039	2,497,117	2,700,116
County of Hennepin MN, 5.00%, 12/01/2035 (Callable 12/01/2026)	1,835,000	1,915,434
County of Washington MN, 2.13%, 02/01/2033 (Callable 02/01/2028)	1,495,000	1,296,001
Housing & Redevelopment Authority of the City of St. Paul MN
4.50%, 07/01/2028 (Callable 07/01/2026)	365,000	368,995
5.00%, 07/01/2036 (Callable 07/01/2026)	1,315,000	1,364,774
Minnesota Housing Finance Agency
4.00%, 07/01/2047 (Callable 01/01/2027)	120,000	119,068
4.25%, 07/01/2049 (Callable 07/01/2028)	730,000	727,319
6.25%, 07/01/2054 (Callable 01/01/2033)	2,000,000	2,183,603
University of Minnesota, 4.00%, 02/01/2031 (Callable 06/25/2024)	200,000	200,053
		10,875,363
Mississippi - 0.8%
County of Warren MS, 6.00%, 09/01/2036 (Callable 09/01/2033)	625,000	750,228
Mississippi Development Bank, 5.25%, 03/01/2035 (Callable 03/01/2028)	495,000	516,454
Mississippi Home Corp., 4.40%, 12/01/2043 (Callable 12/01/2031)	1,250,000	1,240,357
Oxford School District, 4.00%, 05/01/2027	500,000	514,051
State of Mississippi, 4.00%, 06/01/2037 (Callable 06/01/2030)	500,000	515,322
West Rankin Utility Authority
5.00%, 01/01/2038 (Callable 01/01/2025)	550,000	556,301
5.00%, 01/01/2043 (Callable 01/01/2028)	4,500,000	4,856,796
		8,949,509
Missouri - 0.9%
Jackson County School District No. R-IV, 5.50%, 03/01/2037 (Callable 03/01/2029)	1,040,000	1,156,233
Metropolitan St. Louis Sewer District
5.00%, 05/01/2036 (Callable 05/01/2025)	1,275,000	1,296,825
5.00%, 05/01/2045 (Callable 05/01/2025)	2,335,000	2,374,970
Missouri Housing Development Commission
1.95%, 05/01/2025	45,000	43,467
3.95%, 11/01/2040 (Callable 05/01/2025)	125,000	122,315
Normandy Schools Collaborative
3.00%, 03/01/2038 (Callable 03/01/2028)	1,950,000	1,775,804
3.00%, 03/01/2039 (Callable 03/01/2028)	2,000,000	1,799,204
Pattonville R-3 School District, 5.25%, 03/01/2041 (Callable 03/01/2031)	1,000,000	1,108,450
St. Louis County Special School District, 4.00%, 04/01/2034 (Callable 04/01/2029)	400,000	414,045
		10,091,313
Montana - 0.3%
City of Belgrade MT, 5.25%, 07/01/2043 (Callable 07/01/2032)	2,000,000	2,214,924
Flathead County School District No. 44, 4.00%, 07/01/2036 (Callable 07/01/2028)	235,000	242,527
Montana Board of Housing
3.00%, 12/01/2045 (Callable 06/01/2029)	535,000	426,987
3.05%, 06/01/2050 (Callable 06/01/2029)	265,000	222,649
Montana Facility Finance Authority, 5.00%, 07/01/2029 (Callable 07/01/2027)	535,000	569,774
		3,676,861
Nebraska - 1.1%
Central Plains Energy Project, 5.00%, 05/01/2054 (Callable 08/01/2029) (a)	5,000,000	5,287,731
City of Omaha NE, 6.50%, 12/01/2030	1,930,000	2,221,299
Nebraska Educational Health Cultural & Social Services Finance Authority
4.00%, 01/01/2033 (Callable 01/01/2026)	400,000	410,995
4.00%, 01/01/2034 (Callable 01/01/2026)	2,000,000	2,054,477
4.00%, 01/01/2035 (Callable 01/01/2026)	1,000,000	1,024,551
Nebraska Investment Finance Authority, 3.50%, 09/01/2050 (Callable 03/01/2029)	1,285,000	1,258,413
University of Nebraska
3.00%, 05/15/2035 (Callable 05/15/2026)	20,000	19,939
3.00%, 07/01/2039 (Callable 07/01/2026)	15,000	14,978
		12,292,383
Nevada - 0.2%
County of Clark NV, 5.00%, 07/01/2033 (Callable 07/01/2024)	1,925,000	1,928,422
New Jersey - 0.2%
New Jersey Economic Development Authority, 0.00%, 07/01/2025 (c)	135,000	129,238
New Jersey Health Care Facilities Financing Authority, 3.75%, 07/01/2027	180,000	180,874
New Jersey Housing & Mortgage Finance Agency
4.50%, 10/01/2048 (Callable 10/01/2027)	685,000	686,314
2.45%, 10/01/2050 (Callable 04/01/2029)	525,000	353,977
New Jersey Transportation Trust Fund Authority, 0.00%, 12/15/2030 (c)	1,505,000	1,231,783
North Hudson Sewerage Authority, 0.00%, 08/01/2024 (c)	500,000	493,685
		3,075,871
New Mexico - 0.5%
New Mexico Hospital Equipment Loan Council, 4.13%, 08/01/2044 (Callable 08/01/2025)	210,000	211,803
New Mexico Mortgage Finance Authority
3.50%, 07/01/2033 (Callable 01/01/2028)	685,000	672,683
3.55%, 09/01/2037 (Callable 03/01/2027)	685,000	651,999
3.95%, 09/01/2040 (Callable 09/01/2024)	800,000	781,509
5.25%, 03/01/2053 (Callable 03/01/2032)	2,010,000	2,098,099
		4,416,093
New York - 2.1%
City of New York NY, 5.00%, 08/01/2028	1,000,000	1,089,467
Monroe County Industrial Development Corp., 4.84%, 11/01/2040	3,076,967	3,095,831
New York City Housing Development Corp., 0.70%, 11/01/2060 (Callable 04/22/2024) (a)	2,150,000	2,040,026
New York City Municipal Water Finance Authority, 4.00%, 06/15/2040 (Callable 12/15/2029)	500,000	504,470
New York State Dormitory Authority
0.00%, 07/01/2028 (c)	65,000	56,640
0.00%, 07/01/2029 (c)	580,000	491,203
5.00%, 03/15/2037 (Callable 09/15/2025)	155,000	157,518
5.25%, 03/15/2039 (Callable 09/15/2028)	3,750,000	4,052,152
5.00%, 03/15/2048 (Callable 09/15/2028)	2,000,000	2,098,019
New York State Environmental Facilities Corp.
5.50%, 10/15/2029	185,000	209,623
5.50%, 10/15/2030	390,000	451,149
New York State Housing Finance Agency
1.60%, 11/01/2024 (Callable 04/22/2024)	2,155,000	2,122,381
3.60%, 11/01/2062 (Callable 06/01/2025) (a)	2,920,000	2,907,716
North Colonie Central School District, 2.00%, 07/15/2032 (Callable 07/15/2029)	1,115,000	945,662
State of New York Mortgage Agency, 4.00%, 10/01/2049 (Callable 04/01/2028)	2,745,000	2,723,070
		22,944,927
North Carolina - 2.8%
Asheville Housing Authority, 5.00%, 11/01/2026 (Callable 11/01/2025) (a)	675,000	684,723
County of Forsyth NC, 3.00%, 03/01/2033 (Callable 03/01/2031)	600,000	591,074
County of Wake NC, 5.13%, 10/01/2026	800,000	816,631
Inlivian
2.55%, 05/01/2037	4,723,652	3,984,433
5.00%, 06/01/2043 (Callable 12/01/2025) (a)	2,000,000	2,032,579
North Carolina Housing Finance Agency
4.00%, 07/01/2050 (Callable 07/01/2029)	1,180,000	1,170,385
5.75%, 01/01/2054 (Callable 07/01/2032)	3,895,000	4,148,687
Raleigh Housing Authority
5.00%, 10/01/2026 (a)	5,500,000	5,551,012
5.00%, 12/01/2026 (a)	7,850,000	7,954,473
University of North Carolina at Chapel Hill, 4.23% (SOFR + 0.65%), 12/01/2041 (Callable 12/01/2024)	1,000,000	1,000,731
		27,934,728
North Dakota - 0.6%
Cass County Joint Water Resource District, 3.45%, 04/01/2027 (Callable 01/01/2026)	3,160,000	3,159,324
North Dakota Housing Finance Agency
3.55%, 07/01/2033 (Callable 01/01/2028)	1,140,000	1,118,281
3.45%, 07/01/2037 (Callable 07/01/2026)	900,000	831,826
3.50%, 07/01/2046 (Callable 01/01/2026)	435,000	428,664
4.00%, 01/01/2050 (Callable 07/01/2028)	755,000	748,827
		6,286,922
Ohio - 3.7%
County of Van Wert OH, 6.13%, 12/01/2049 (Callable 12/01/2029)	24,869,000	28,320,361
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035	3,650,000	3,127,603
Lucas-Plaza Housing Development Corp., 0.00%, 06/01/2024 (c)	1,660,000	1,648,351
Ohio Housing Finance Agency
3.95%, 09/01/2043 (Callable 09/01/2027)	165,000	158,157
3.50%, 09/01/2046 (Callable 09/01/2025)	385,000	378,729
State of Ohio
5.00%, 02/01/2025	1,200,000	1,215,743
5.00%, 02/01/2031 (Callable 02/01/2026)	1,405,000	1,450,506
5.00%, 01/01/2038 (Callable 01/01/2032)	430,000	482,985
2.75%, 01/01/2052 (a)	1,780,000	1,738,157
University of Akron, 5.00%, 01/01/2033 (Callable 07/01/2026)	335,000	343,594
		38,864,186
Oklahoma - 0.1%
Oklahoma Water Resources Board, 4.00%, 04/01/2037 (Callable 04/01/2030)	560,000	574,554
Oregon - 0.8%
Clackamas Community College
0.00%, 06/15/2028 (Callable 06/15/2025) (c)	1,375,000	1,164,458
0.00%, 06/15/2029 (Callable 06/15/2025) (c)	1,000,000	809,885
Hillsboro School District No. 1J, 5.00%, 06/15/2035 (Callable 06/15/2027)	600,000	631,070
State of Oregon
4.00%, 12/01/2045 (Callable 06/01/2025)	690,000	686,859
4.00%, 12/01/2048 (Callable 12/01/2026)	1,035,000	1,027,178
State of Oregon Housing & Community Services Department
3.55%, 07/01/2033 (Callable 07/01/2027)	1,005,000	985,853
2.90%, 07/01/2043 (Callable 07/01/2027)	1,000,000	805,033
4.00%, 01/01/2047 (Callable 07/01/2025)	290,000	288,304
3.75%, 07/01/2048 (Callable 01/01/2027)	1,020,000	923,739
		7,322,379
Pennsylvania - 0.9%
City of Sharon PA, 0.00%, 05/01/2024 (c)	250,000	249,187
Commonwealth Financing Authority, 4.00%, 06/01/2039 (Callable 06/01/2028)	1,525,000	1,533,532
Mckeesport Area School District, 0.00%, 10/01/2025 (c)	110,000	104,565
Pennsylvania Housing Finance Agency
3.50%, 10/01/2046 (Callable 10/01/2025)	270,000	267,723
3.50%, 04/01/2051 (Callable 10/01/2029)	2,495,000	2,460,000
5.50%, 10/01/2053	2,000,000	2,107,216
5.75%, 10/01/2053 (Callable 10/01/2032)	1,265,000	1,340,494
Pittsburgh Water & Sewer Authority
0.00%, 09/01/2026 (c)	890,000	824,026
0.00%, 09/01/2027 (c)	1,110,000	998,771
0.00%, 09/01/2028 (c)	370,000	324,221
Pottsville Hospital Authority, 6.50%, 07/01/2028 (Callable 07/01/2024) (b)	1,260,000	1,266,689
		11,476,424
Puerto Rico - 1.9%
Puerto Rico Public Finance Corp.
5.13%, 06/01/2024	795,000	796,444
6.00%, 08/01/2026	3,585,000	3,807,526
6.00%, 08/01/2026	1,825,000	1,938,280
6.00%, 08/01/2026	1,565,000	1,662,142
6.00%, 08/01/2026	1,440,000	1,529,383
5.50%, 08/01/2027	7,665,000	8,265,973
		17,999,748
Rhode Island - 0.1%
Rhode Island Housing & Mortgage Finance Corp., 3.50%, 10/01/2050 (Callable 10/01/2029)	915,000	897,464
South Carolina - 3.1%
City of Columbia SC, 5.00%, 02/01/2049 (Callable 02/01/2029)	10,680,000	11,778,999
Piedmont Municipal Power Agency, 5.38%, 01/01/2025	5,255,000	5,325,707
South Carolina Jobs-Economic Development Authority
5.00%, 08/15/2036 (Callable 08/15/2026) (b)(d)	7,500,000	7,836,502
5.00%, 08/15/2041 (Callable 08/15/2026) (b)(d)	4,165,000	4,351,871
Tobacco Settlement Revenue Management Authority, 6.38%, 05/15/2030	1,990,000	2,329,533
		31,622,612
South Dakota - 0.1%
County of Clay SD, 5.00%, 12/01/2038 (Callable 12/01/2031)	1,000,000	1,106,662
Harrisburg School District No. 41-2, 2.38%, 08/01/2026	255,000	249,208
		1,355,870
Tennessee - 1.8%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
5.00%, 12/01/2026 (Callable 12/01/2025) (a)	1,000,000	1,014,917
3.85%, 02/01/2048 (a)	1,000,000	1,000,007
Metropolitan Government of Nashville & Davidson County TN, 3.00%, 01/01/2034 (Callable 01/01/2031)	3,000,000	2,930,184
Nashville & Davidson County Metropolitan Government, 4.88%, 11/01/2028	1,450,000	1,511,941
Tennessee Housing Development Agency
1.75%, 07/01/2028	350,000	314,664
1.95%, 07/01/2030 (Callable 07/01/2029)	550,000	484,749
3.85%, 01/01/2035 (Callable 01/01/2025)	240,000	240,017
3.90%, 07/01/2042 (Callable 07/01/2027)	350,000	336,085
4.00%, 01/01/2043 (Callable 07/01/2027)	445,000	441,325
3.85%, 07/01/2043 (Callable 07/01/2027)	1,810,000	1,694,023
5.20%, 07/01/2043 (Callable 07/01/2032)	7,000,000	7,356,735
3.65%, 07/01/2047 (Callable 01/01/2027)	705,000	634,857
4.05%, 01/01/2049 (Callable 01/01/2028)	1,645,000	1,533,793
4.25%, 01/01/2050 (Callable 07/01/2028)	785,000	781,362
		20,274,659
Texas - 28.4%
Alvarado Independent School District, 2.75%, 02/15/2052 (a)	1,650,000	1,625,628
Anna Independent School District, 5.00%, 08/15/2035 (Callable 08/15/2026)	910,000	947,518
Arlington Higher Education Finance Corp.
5.00%, 08/15/2024	1,010,000	1,013,767
4.00%, 08/15/2024	1,025,000	1,025,377
5.00%, 08/15/2025	195,000	198,802
5.00%, 08/15/2026	500,000	519,614
5.00%, 08/15/2027	240,000	253,827
4.00%, 08/15/2027 (Callable 08/15/2026)	875,000	886,726
5.00%, 08/15/2028 (Callable 08/15/2024)	555,000	557,070
4.00%, 08/15/2028 (Callable 08/15/2026)	850,000	861,975
5.00%, 02/15/2030 (Callable 02/15/2026)	125,000	127,394
3.00%, 08/15/2032 (Callable 08/15/2031)	835,000	801,801
5.00%, 08/15/2033 (Callable 08/15/2024)	1,460,000	1,465,446
4.00%, 08/15/2033 (Callable 08/15/2026)	475,000	480,126
3.00%, 08/15/2033 (Callable 08/15/2031)	1,070,000	1,020,499
3.00%, 08/15/2033 (Callable 08/15/2031)	500,000	476,869
4.00%, 08/15/2034 (Callable 08/15/2026)	195,000	196,805
3.00%, 08/15/2034 (Callable 08/15/2031)	500,000	473,685
4.00%, 08/15/2035 (Callable 08/15/2026)	480,000	483,218
4.00%, 12/01/2035 (Callable 06/01/2027)	450,000	453,318
4.00%, 08/15/2036 (Callable 08/15/2030)	510,000	512,829
4.00%, 08/15/2036 (Callable 08/15/2031)	1,000,000	1,011,421
5.00%, 08/15/2037 (Callable 08/15/2032)	510,000	569,549
4.00%, 08/15/2038 (Callable 08/15/2030)	550,000	540,502
4.00%, 08/15/2039 (Callable 08/15/2025)	495,000	483,428
3.00%, 08/15/2040 (Callable 08/15/2031)	290,000	246,341
3.00%, 08/15/2041 (Callable 08/15/2031)	300,000	250,313
3.00%, 08/15/2042 (Callable 08/15/2031)	265,000	218,208
3.00%, 08/15/2043 (Callable 08/15/2031)	210,000	170,680
3.00%, 08/15/2044 (Callable 08/15/2031)	245,000	196,793
Austin Community College District Public Facility Corp., 5.00%, 08/01/2033 (Callable 08/01/2025)	750,000	766,103
Baird Independent School District, 5.00%, 08/15/2043 (Callable 08/15/2032)	1,760,000	1,934,471
Balmorhea Independent School District, 5.00%, 02/15/2034 (Callable 02/15/2031)	335,000	378,927
Bexar Metropolitan Water District, 0.00%, 05/01/2027 (c)	50,000	45,401
Boerne Independent School District, 3.85%, 12/01/2043 (a)	1,000,000	1,015,478
Brazoria County Toll Road Authority
0.00%, 03/01/2039 (Callable 03/01/2030) (d)	200,000	188,295
0.00%, 03/01/2041 (Callable 03/01/2030) (d)	65,000	60,038
0.00%, 03/01/2042 (Callable 03/01/2030) (d)	700,000	640,841
0.00%, 03/01/2044 (Callable 03/01/2030) (d)	255,000	229,849
Centerville Independent School District
5.00%, 08/15/2036 (Callable 08/15/2033)	375,000	433,242
5.00%, 08/15/2037 (Callable 08/15/2033)	770,000	881,030
5.00%, 08/15/2038 (Callable 08/15/2033)	400,000	453,273
Chisum Independent School District, 5.00%, 08/15/2025	590,000	603,093
City of Dallas TX, 5.00%, 02/15/2031 (Callable 02/15/2027)	1,100,000	1,157,268
City of Denton TX, 5.00%, 02/15/2035 (Callable 02/15/2031)	3,055,000	3,427,816
City of Houston TX
5.50%, 12/01/2024	645,000	652,859
0.00%, 12/01/2026 (c)	735,000	672,939
0.00%, 12/01/2027 (c)	220,000	195,581
0.00%, 12/01/2028 (c)	4,620,000	3,994,239
5.50%, 12/01/2029	16,050,000	17,565,591
5.75%, 12/01/2032	24,965,000	31,047,287
City of San Antonio TX, 4.00%, 02/01/2029 (Callable 05/02/2024)	2,205,000	2,205,421
Clifton Higher Education Finance Corp.
5.00%, 08/15/2025	460,000	466,688
5.00%, 08/15/2027	235,000	249,156
5.00%, 08/15/2029	295,000	323,532
5.00%, 08/15/2029 (Callable 08/15/2024)	215,000	216,020
4.00%, 08/15/2031 (Callable 08/15/2027)	2,000,000	2,046,609
4.00%, 08/15/2031 (Callable 08/15/2026)	170,000	172,916
4.00%, 08/15/2034 (Callable 08/15/2032)	160,000	167,651
4.00%, 08/15/2040 (Callable 08/15/2031)	390,000	393,040
4.00%, 08/15/2041 (Callable 08/15/2031)	805,000	808,702
4.00%, 08/15/2043 (Callable 08/15/2028)	250,000	243,380
Coppell Independent School District, 0.00%, 08/15/2029 (c)	200,000	167,911
County of Bexar TX
4.00%, 06/15/2030 (Callable 06/15/2026)	150,000	152,249
4.00%, 06/15/2033 (Callable 06/15/2025)	3,795,000	3,825,957
5.00%, 06/15/2036 (Callable 06/15/2026)	2,145,000	2,230,876
Crowley Independent School District, 5.00%, 08/01/2036 (Callable 08/01/2025)	2,000,000	2,042,338
Dalhart Independent School District, 5.00%, 02/15/2040 (Callable 02/15/2032)	1,170,000	1,295,219
Dallas Independent School District
4.00%, 02/15/2034 (Callable 02/15/2025)	20,715,000	20,779,470
4.00%, 02/15/2054 (Callable 02/15/2033)	4,500,000	4,255,956
Decatur Hospital Authority, 5.75%, 09/01/2029	335,000	358,856
DeSoto Independent School District, 5.00%, 08/15/2032 (Callable 08/15/2024)	1,825,000	1,831,038
Eagle Mountain & Saginaw Independent School District, 4.00%, 08/15/2045 (Callable 08/15/2025)	675,000	663,842
Ennis Independent School District, 5.00%, 08/15/2025	1,145,000	1,171,337
Eula Independent School District/TX, 4.13%, 02/15/2048 (Callable 02/15/2032)	1,610,000	1,596,849
Forney Independent School District, 5.00%, 08/15/2034 (Callable 08/15/2025)	525,000	534,786
Freddie Mac Multifamily ML Certificates, 3.86%, 01/25/2040 (d)	2,978,223	2,871,251
Grand Parkway Transportation Corp.
5.20%, 10/01/2031 (Callable 10/01/2028) (d)	405,000	444,815
5.00%, 10/01/2043 (Callable 04/01/2028)	3,930,000	4,114,367
5.80%, 10/01/2045 (Callable 10/01/2028) (d)	300,000	328,259
5.85%, 10/01/2048 (Callable 10/01/2028) (d)	700,000	763,818
Harlingen Consolidated Independent School District, 5.00%, 08/15/2025	1,445,000	1,478,042
Harris County Health Facilities Development Corp.
5.75%, 07/01/2027	7,515,000	7,794,469
6.25%, 07/01/2027	6,465,000	6,743,292
Harris County-Houston Sports Authority, 0.00%, 11/15/2030 (c)	2,150,000	1,719,804
Honda Auto Receivables Owner Trust, 5.00%, 02/15/2026 (Callable 05/02/2024)	1,030,000	1,030,636
Houston Higher Education Finance Corp., 5.00%, 02/15/2034 (Callable 05/02/2024)	1,795,000	1,795,561
Kilgore Independent School District, 2.00%, 02/15/2052 (a)	890,000	871,867
Killeen Independent School District, 4.00%, 02/15/2042 (Callable 02/15/2028)	690,000	680,731
Klein Independent School District, 4.00%, 08/01/2031 (Callable 08/01/2025)	1,000,000	1,006,568
La Porte Independent School District
5.00%, 02/15/2025	1,080,000	1,094,155
5.00%, 02/15/2037 (Callable 08/15/2033)	2,000,000	2,319,465
5.00%, 02/15/2038 (Callable 08/15/2033)	1,630,000	1,871,514
Leander Independent School District
0.00%, 08/15/2034 (Callable 08/15/2024) (c)	175,000	105,879
0.00%, 08/15/2035 (Callable 08/15/2024) (c)	395,000	224,690
0.00%, 08/15/2036 (Callable 08/15/2024) (c)	750,000	401,581
0.00%, 08/15/2037 (Callable 08/15/2024) (c)	700,000	372,803
0.00%, 08/15/2039 (Callable 08/15/2024) (c)	570,000	256,714
0.00%, 08/15/2040 (Callable 08/15/2024) (c)	1,030,000	470,757
0.00%, 08/15/2040 (Callable 08/15/2024) (c)	35,000	15,994
0.00%, 08/15/2041 (Callable 08/15/2024) (c)	8,965,000	3,607,261
0.00%, 08/15/2042 (Callable 08/15/2024) (c)	1,500,000	570,570
0.00%, 08/15/2043 (Callable 08/15/2024) (c)	700,000	252,081
0.00%, 08/16/2044 (Callable 08/16/2026) (c)	14,095,000	6,293,496
0.00%, 08/15/2045 (Callable 08/15/2024) (c)	2,000,000	638,599
0.00%, 08/15/2046 (Callable 08/15/2024) (c)	250,000	75,008
0.00%, 08/15/2047 (Callable 08/15/2024) (c)	540,000	152,123
0.00%, 08/15/2048 (Callable 08/15/2024) (c)	920,000	243,723
Lower Colorado River Authority, 4.75%, 01/01/2028	400,000	412,050
Maypearl Independent School District, 5.00%, 02/15/2041 (Callable 02/15/2033)	1,000,000	1,117,472
McKinney Independent School District, 4.00%, 02/15/2034 (Callable 02/15/2026)	1,325,000	1,341,281
Melissa Independent School District, 5.00%, 08/01/2036 (Callable 08/01/2026)	1,020,000	1,048,713
Mesquite Independent School District, 5.00%, 08/15/2025	5,000	5,120
Midland County Fresh Water Supply District No. 1
0.00%, 09/15/2033 (Callable 09/15/2027) (c)	3,390,000	2,281,282
0.00%, 09/15/2034 (Callable 09/15/2027) (c)	655,000	417,780
0.00%, 09/15/2035 (Callable 09/15/2027) (c)	1,695,000	1,023,318
0.00%, 09/15/2036 (Callable 09/15/2027) (c)	1,090,000	623,305
0.00%, 09/15/2037 (Callable 09/15/2027) (c)	110,000	59,557
Moulton Independent School District
4.00%, 08/15/2035 (Callable 08/15/2027)	545,000	554,849
4.00%, 08/15/2036 (Callable 08/15/2027)	285,000	289,028
New Caney Independent School District
5.00%, 02/15/2039 (Callable 08/15/2027)	500,000	523,554
1.25%, 02/15/2050 (a)	675,000	668,156
New Hope Cultural Education Facilities Finance Corp.
5.00%, 04/01/2025	715,000	724,772
5.00%, 04/01/2030 (Callable 04/01/2027)	1,150,000	1,212,188
5.00%, 04/01/2031 (Callable 04/01/2027)	1,180,000	1,243,810
5.00%, 04/01/2042 (Callable 04/01/2027)	7,755,000	8,174,362
New Hope Higher Education Finance Corp., 4.00%, 06/15/2028	100,000	102,087
North Texas Tollway Authority
0.00%, 09/01/2037 (Callable 09/01/2031) (c)	10,110,000	5,108,973
0.00%, 09/01/2043 (Callable 09/01/2031) (c)	32,745,000	10,546,392
7.00%, 09/01/2043 (Callable 09/01/2031) (d)	8,430,000	10,501,172
6.75%, 09/01/2045 (Callable 09/01/2031) (d)	17,125,000	21,436,916
Northside Independent School District, 2.00%, 06/01/2052 (a)	2,340,000	2,224,431
Onalaska Independent School District, 4.00%, 08/15/2030 (Callable 08/15/2024)	340,000	339,767
Pasadena Independent School District, 1.50%, 02/15/2044 (a)	1,710,000	1,690,387
Pecos Barstow Toyah Independent School District
5.00%, 02/15/2041 (Callable 02/15/2026)	2,000,000	2,027,855
5.00%, 02/15/2042 (Callable 02/15/2026)	3,000,000	3,039,088
Plemons-Stinnett-Phillips Consolidated School District
5.00%, 02/15/2027	730,000	768,406
5.00%, 02/15/2028 (Callable 02/15/2027)	670,000	700,950
5.00%, 02/15/2029 (Callable 02/15/2027)	810,000	846,738
Port Aransas Independent School District
5.00%, 02/15/2041 (Callable 08/15/2027)	575,000	596,196
5.00%, 02/15/2043 (Callable 08/15/2025)	625,000	631,475
PSC/TX, 3.75%, 12/01/2040 (d)	5,000,000	4,816,980
Rockwall Independent School District, 5.00%, 02/15/2038 (Callable 05/02/2024)	745,000	745,425
Shiner Independent School District, 5.00%, 08/15/2040 (Callable 08/15/2032)	175,000	194,764
Socorro Independent School District, 4.00%, 08/15/2033 (Callable 02/15/2027)	900,000	917,090
Tarrant County Health Facilities Development Corp., 6.00%, 09/01/2024	1,050,000	1,059,389
Tarrant County Hospital District, 5.25%, 08/15/2038 (Callable 08/15/2032)	1,200,000	1,366,770
Terrell Independent School District, 4.00%, 08/01/2037 (Callable 08/01/2026)	510,000	514,295
Texas Department of Housing & Community Affairs
2.15%, 09/01/2035 (Callable 03/01/2029)	545,000	448,919
3.90%, 07/01/2044 (Callable 07/01/2028)	3,000,000	2,859,538
3.63%, 09/01/2044 (Callable 09/01/2028)	1,570,000	1,450,722
4.00%, 03/01/2050 (Callable 09/01/2028)	695,000	689,161
5.50%, 09/01/2052 (Callable 03/01/2032)	2,910,000	3,068,616
Texas Municipal Gas Acquisition and Supply Corp. II, 4.62% (3 mo. Term SOFR + 1.05%), 09/15/2027	3,540,000	3,540,829
Texas State Affordable Housing Corp.
4.25%, 03/01/2049 (Callable 03/01/2029)	150,000	149,381
5.50%, 09/01/2053 (Callable 03/01/2033)	1,970,000	2,070,322
Texas Water Development Board, 4.00%, 10/15/2036 (Callable 10/15/2028)	3,940,000	4,035,512
Town of Westlake TX, 4.00%, 02/15/2030 (Callable 05/02/2024)	335,000	334,645
United Independent School District, 5.00%, 08/15/2038 (Callable 08/15/2027)	225,000	236,368
Veribest Independent School District, 5.00%, 08/15/2039 (Callable 08/15/2032)	645,000	721,982
Viridian Municipal Management District
5.00%, 12/01/2034 (Callable 12/01/2029)	930,000	983,894
5.00%, 12/01/2036 (Callable 12/01/2029)	1,050,000	1,102,183
5.00%, 12/01/2037 (Callable 12/01/2029)	550,000	574,557
5.00%, 12/01/2039 (Callable 12/01/2029)	1,000,000	1,035,706
Whitehouse Independent School District, 5.00%, 02/15/2037 (Callable 02/15/2027)	1,200,000	1,257,428
		299,678,748
Utah - 0.9%
County of Utah UT, 5.00%, 05/15/2060 (Callable 02/01/2026) (a)	2,875,000	2,965,889
Davis School District, 3.50%, 06/01/2034 (Callable 12/01/2024)	2,000,000	2,002,082
Utah Charter School Finance Authority
5.00%, 04/15/2024	235,000	235,040
5.00%, 04/15/2037 (Callable 04/15/2026)	500,000	512,038
Utah Housing Corp.
4.00%, 01/01/2045 (Callable 01/01/2026)	2,040,000	2,026,657
6.00%, 07/01/2053 (Callable 01/01/2032)	1,000,000	1,077,644
6.00%, 07/01/2054 (Callable 01/01/2033)	345,000	381,592
Utah Telecommunication Open Infrastructure Agency, 5.50%, 06/01/2040 (Callable 06/01/2032)	500,000	568,563
		9,769,505
Vermont - 0.3%
Vermont Housing Finance Agency
3.60%, 11/01/2036 (Callable 11/01/2025)	1,255,000	1,225,691
4.00%, 05/01/2048 (Callable 11/01/2026)	290,000	288,258
4.00%, 11/01/2048 (Callable 05/01/2027)	250,000	248,064
Vermont Municipal Bond Bank, 5.00%, 12/01/2034 (Callable 12/01/2026)	1,625,000	1,703,884
		3,465,897
Virginia - 1.9%
Chesapeake Redevelopment & Housing Authority, 5.00%, 05/01/2043 (Callable 05/01/2026) (a)	2,295,000	2,338,966
Danville Industrial Development Authority, 5.25%, 10/01/2028	395,000	404,545
Hampton Roads Transportation Accountability Commission, 5.50%, 07/01/2057 (Callable 01/01/2028)	15,000,000	16,476,988
Virginia Resources Authority, 0.00%, 11/01/2027 (c)	520,000	465,814
Virginia Small Business Financing Authority, 5.25%, 10/01/2029 (Callable 10/01/2024)	1,000,000	1,005,873
		20,692,186
Washington - 3.1%
Central Puget Sound Regional Transit Authority, 5.00%, 11/01/2032 (Callable 11/01/2025)	2,725,000	2,800,290
Clark County School District No 114 Evergreen, 5.25%, 12/01/2040 (Callable 06/01/2032)	9,400,000	10,617,693
Clark County School District No. 114, 4.00%, 12/01/2038 (Callable 06/01/2030)	1,000,000	1,017,478
County of King WA, 5.00%, 07/01/2034 (Callable 01/01/2025)	705,000	713,077
King County Housing Authority
3.25%, 05/01/2033 (Callable 05/01/2028)	1,500,000	1,441,627
4.00%, 11/01/2034 (Callable 11/01/2029)	1,520,000	1,555,038
4.00%, 11/01/2036 (Callable 11/01/2029)	3,250,000	3,182,060
State of Washington
5.00%, 08/01/2038 (Callable 08/01/2026)	1,225,000	1,263,909
4.00%, 07/01/2039 (Callable 07/01/2031)	940,000	966,852
Washington Health Care Facilities Authority
5.00%, 09/01/2030	300,000	325,436
5.00%, 09/01/2031 (Callable 09/01/2030)	175,000	191,251
5.00%, 09/01/2032 (Callable 09/01/2030)	465,000	508,239
5.00%, 09/01/2033 (Callable 09/01/2030)	190,000	207,870
5.00%, 10/01/2038 (Callable 04/01/2025)	2,050,000	2,069,186
Washington State Housing Finance Commission
6.75%, 07/01/2035 (Callable 07/01/2025) (b)	1,850,000	1,912,110
2.65%, 12/01/2040 (Callable 06/01/2029)	1,800,000	1,456,732
4.00%, 06/01/2049 (Callable 06/01/2028)	315,000	312,389
4.00%, 06/01/2050 (Callable 06/01/2029)	1,275,000	1,264,848
7.00%, 07/01/2050 (Callable 07/01/2025) (b)	1,845,000	1,911,810
		33,717,895
Wisconsin - 3.3%
Baraboo School District, 3.00%, 04/01/2033 (Callable 04/01/2026)	650,000	626,046
Big Foot Union High School District, 3.00%, 03/01/2032 (Callable 03/01/2027)	430,000	428,306
City of Milwaukee WI, 3.00%, 06/01/2033 (Callable 06/01/2026)	2,500,000	2,415,995
County of Kenosha WI, 3.50%, 09/01/2028 (Callable 09/01/2024)	820,000	820,745
D.C. Everest Area School District, 3.63%, 04/01/2038 (Callable 04/01/2027)	3,900,000	3,977,592
Lodi School District, 3.75%, 03/01/2037 (Callable 03/01/2025)	135,000	135,288
Public Finance Authority
5.00%, 03/01/2025	535,000	542,244
5.75%, 11/15/2044 (Callable 11/15/2024) (b)	1,100,000	1,110,548
Southeast Wisconsin Professional Baseball Park District
5.50%, 12/15/2026	1,630,000	1,684,063
0.00%, 12/15/2027 (c)	1,020,000	910,617
0.00%, 12/15/2028 (c)	825,000	717,358
0.00%, 12/15/2029 (c)	900,000	758,419
State of Wisconsin, 5.00%, 05/01/2032 (Callable 05/01/2026)	1,000,000	1,040,452
Town of Ledgeview WI, 5.00%, 12/01/2030 (Callable 12/01/2029)	630,000	687,226
Village of Mount Pleasant WI
5.00%, 04/01/2036 (Callable 04/01/2028)	275,000	293,531
4.00%, 04/01/2037 (Callable 04/01/2028)	2,400,000	2,429,223
5.00%, 04/01/2048 (Callable 04/01/2028)	1,500,000	1,546,748
Village of Pewaukee WI, 2.25%, 03/01/2025 (Callable 05/02/2024)	70,000	68,704
Waterford Union High School District, 3.00%, 03/01/2039 (Callable 03/01/2029)	665,000	657,930
West De Pere School District, 2.50%, 04/01/2040 (Callable 04/01/2030)	2,500,000	2,472,207
Wisconsin Center District
4.00%, 12/15/2029 (Callable 06/15/2026)	1,480,000	1,512,892
0.00%, 12/15/2034 (Callable 12/15/2030) (c)	1,810,000	1,213,335
0.00%, 12/15/2038 (Callable 12/15/2030) (c)	1,000,000	537,341
Wisconsin Health & Educational Facilities Authority
5.00%, 02/15/2028 (Callable 08/15/2025)	20,000	20,315
5.00%, 08/15/2029 (Callable 08/15/2027)	70,000	74,357
4.00%, 02/15/2033 (Callable 08/15/2025)	100,000	100,252
5.00%, 07/01/2042 (Callable 07/01/2027)	2,000,000	2,052,082
4.00%, 11/15/2046 (Callable 05/15/2026)	1,470,000	1,494,804
Wisconsin Housing & Economic Development Authority
4.63%, 11/01/2043 (Callable 05/01/2032)	435,000	437,028
4.00%, 03/01/2048 (Callable 03/01/2027)	385,000	381,939
6.00%, 03/01/2054 (Callable 09/01/2032)	1,615,000	1,774,002
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
3.50%, 09/01/2046 (Callable 09/01/2025)	335,000	329,926
4.00%, 03/01/2048 (Callable 03/01/2027)	1,115,000	1,106,322
4.25%, 03/01/2049 (Callable 09/01/2028)	990,000	988,007
		35,345,844
Wyoming - 0.1%
Wyoming Community Development Authority
4.00%, 12/01/2043 (Callable 06/01/2027)	110,000	109,557
4.00%, 12/01/2048 (Callable 06/01/2028)	1,420,000	1,408,248
		1,517,805
TOTAL MUNICIPAL BONDS (Cost $1,061,726,469)		1,045,659,993

U.S. TREASURY OBLIGATIONS - 0.3%	Par	Value
U.S. Treasury Bonds, 3.88%, 11/30/2027	3,000,000	2,952,891
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,927,504)		2,952,891

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%	Shares
Federated Institutional Tax-Free Cash Trust - Class Premier, 3.34%(e)	10,424,106	10,424,106

TOTAL SHORT-TERM INVESTMENTS (Cost $10,424,106)		10,424,106

TOTAL INVESTMENTS - 99.1% (Cost $1,075,078,079)		$1,059,036,990
Other Assets in Excess of Liabilities - 0.9%		9,455,861
TOTAL NET ASSETS - 100.0%		$1,068,492,851

Percentages are stated as a percent of net assets.

SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2024.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $27,857,591 or 2.6% of the Fund’s net assets.

(c)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(d)	Step coupon bond. The rate disclosed is as of March 31, 2024.
(e)	The rate shown represents the 7-day effective yield as of March 31, 2024.

 Baird Quality Intermediate Municipal Bond Fund
Summary of Fair Value Exposure at March 31, 2024 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	–	1,045,659,993	–	1,045,659,993
U.S. Treasury Obligations	–	2,952,891	–	2,952,891
Money Market Funds	10,424,106	–	–	10,424,106
Total Assets	10,424,106	1,048,612,884	–	1,059,036,990

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

Refer to the Schedule of Investments for industry classifications.